Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

August 19, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following two new series, Defiance Leveraged Long + Income XRP ETF and Defiance Leveraged Long + Income SOL ETF, is Post-Effective Amendment No. 405 and Amendment No. 408 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews
David Mathews
Senior Vice President
Tidal Investments LLC